COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended	69 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Nov. 01, 2011
Rent Expense	$ 2,174	$ 10,836	$ 14,072	$ 27,750	$ 33,596	$ 114,161	$ 267,188	$ 295,782
Stock option for common stock for consulting services									500,000